SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of cash and cash equivalents) (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Information [Abstract]
Cash in bank	$ 26,475,000	$ 3,091,549
Cashable guaranteed investment certificate, 0.5%, maturing December 2022	200,000	0
Total cash and cash equivalents	$ 26,675,000	$ 3,091,549